Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2024
Reverse Recapitalization [Abstract]
Schedule of the Number of Ordinary Shares Outstanding	The following summarizes the number of Ordinary Shares outstanding at the Closing Date:
Actual Ownership
Shares calculation, basic and diluted:
Arisz Common Stock	94,658
Arisz Private Placement Shares	276,389
Arisz Common Stock held by Insider (founders/Sponsor initial share) and transferees	1,260,652
Arisz Rights held by public stockholders	345,000
Arisz Common Stocks underlying Arisz Rights included as part of the Private Placement	13,819
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as deferred underwriting compensation	51,750
Class A Ordinary Shares issued to Chardan Capital Markets, LLC as Arisz’s M&A Consultant	2,250,000
Class A Ordinary Shares issued to Aqua Pursuit International Limited as BitFuFu’s M&A Consultant	1,010,000
Class A Ordinary Shares issued to PIPE Investors	7,400,000
Ordinary Shares issued to shareholders of BitFuFu in Business Combination	150,000,000
Shares issued pursuant to the Backstop Agreement	200,000
Shares transferred from Arisz Sponsor to BitFuFu and its subsidiaries	204,348
Shares outstanding	163,106,616
Shares outstanding for EPS calculation	162,902,268